Segmented information	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Segmented information
Segmented information

The Company’s reportable operating segments include its mining operations and development projects, namely the Fekola, Otjikoto, Masbate, Libertad and Limon mines, and the Gramalote and Kiaka projects. The “Other Mineral Properties” segment consists of the Company’s interests in mineral properties which are at various stages of exploration. The “Corporate and Other” segment includes corporate operations.

The Company’s segments are summarized in the following tables.

	2017
	Fekola Mine	Otjikoto Mine	Masbate Mine	Libertad Mine	Limon Mine	Gramalote Project	Kiaka Project	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$	$	$

Gold revenue	6,064	235,938	247,561	83,256	5,858	—	—	—	60,000	638,677
Intersegment gold revenue	—	—	—	21,528	43,721	—	—	—	(65,249)	—
Production costs	1,496	85,891	106,649	68,658	39,700	—	—	—	—	302,394
Depreciation & depletion	1,122	66,081	37,059	38,062	18,145	—	—	—	213	160,682
Write-down mineral property interest	—	2,700	—	—	—	—	—	1,450	—	4,150
Current income tax, withholding and other taxes	8,014	2,358	10,824	5,027	1,243	—	—	—	34	27,500
Net income (loss)	14,824	46,944	70,205	(17,420)	(17,160)	—	2,285	(1,495)	(36,617)	61,566
Capital expenditures	161,872	42,392	57,255	30,557	22,410	11,967	4,512	21,719	437	353,121
Total assets	1,213,244	466,767	520,969	108,109	72,420	65,830	70,263	82,822	84,733	2,685,157

	2016
	Otjikoto Mine	Masbate Mine	Libertad Mine	Limon Mine	Fekola Project	Gramalote Project	Kiaka Project	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$	$	$	$	$

Gold revenue	207,674	255,580	163,660	56,379	—	—	—	—	—	683,293
Production costs	61,756	93,822	85,048	34,774	—	—	—	—	—	275,400
Depreciation & depletion	54,859	40,037	57,326	20,102	—	—	—	—	214	172,538
Write-down mineral property interest	—	—	—	—	—	—	142	4,926	—	5,068
Current income tax, withholding and other taxes	2,865	6,150	8,751	4,771	2,503	—	—	—	24	25,064
Net (loss) income	56,960	96,244	4,376	(11,855)	(6,110)	—	(557)	(14,954)	(85,504)	38,600
Capital expenditures	41,235	36,384	22,812	11,202	245,438	11,784	3,229	15,901	(235)	387,750
Total assets	470,932	510,819	129,819	68,406	909,627	53,724	65,074	60,337	67,397	2,336,135

The Company’s mining interests are located in the following geographical locations:

	2017	2016
	$	$
Mining interests
Mali	1,081,364	923,122
Philippines	431,797	413,113
Namibia	369,763	387,874
Nicaragua	121,671	122,095
Colombia	94,871	82,728
Burkina Faso	85,676	72,422
Finland	2,991	1,642
Canada	711	487
Other	1,119	597
	2,189,963	2,004,080